Other Financial Disclosures	12 Months Ended
Dec. 31, 2025
Other Financial Disclosures [Abstract]
Other financial disclosures
7.	Other financial disclosures

As of December 31, 2025, other financial obligations exist from master purchase agreements for materials with a commitment of kEUR 16,561 (December 31, 2024: kEUR 3,070) of which kEUR 14,872 (December 31, 2024: kEUR 3,068) are short-term financial obligations. Furthermore, there are purchase agreements mainly for materials with a commitment of kEUR 4,150 (December 31, 2024: kEUR 6,896) of which kEUR 1,153 (December 31, 2024: kEUR 6,310) are short-term financial obligations.

Events after the reporting period

As of December 31, 2025, there is a financial obligation of kEUR 3,366 (December 31, 2024: kEUR 4,097) per year from contracted long-term cost allocation agreements with affiliated companies and a financial obligation of kEUR 50 (December 31, 2024: kEUR 50) per year from license agreement with shareholder.